Note 16 - Basic and Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16.	BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share computation for three years ended March 31, 2012, 2013 and 2014 is as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Numerator―
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,640,963	¥5,300,654	¥4,442,237	$43,137

	Number of Shares
	2012	2013	2014

Denominator:
Weighted-average common shares outstanding―basic	40,536,800	40,536,800	44,306,680
Dilutive effect of stock options	19,600	35,800	54,403
Weighted-average common shares outstanding―diluted	40,556,400	40,572,600	44,361,083

	Yen			U.S. Dollars
	2012	2013	2014	2014

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥89.82	¥130.76	¥100.26	$0.97

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥89.78	¥130.65	¥100.14	$0.97

Note: Figures shown above are retroactively adjusted to reflect a 1:200 stock split conducted on October 1, 2012.